Form N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BLACKROCK FUNDS II
Entity Central Index Key	0001398078
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 26, 2025